Putnam Dynamic Asset Allocation Equity Fund
The fund's portfolio
2/28/25 (Unaudited)

COMMON STOCKS (87.6%)(a)
	Shares	Value
Advertising and marketing services (0.1%)
Publicis Groupe SA (France)	229	$22,742
Trade Desk, Inc. (The) Class A(NON)	128	9,001

		31,743
Aerospace and defense (1.6%)
Airbus SE (France)	82	14,209
Curtiss-Wright Corp.	30	9,650
Dassault Aviation SA (France)	32	8,197
Lockheed Martin Corp.	353	158,981
Northrop Grumman Corp.	92	42,480
RTX Corp.	888	118,095
TransDigm Group, Inc.	23	31,446

		383,058
Agriculture (0.2%)
Archer-Daniels-Midland Co.	226	10,667
Corteva, Inc.	626	39,425

		50,092
Airlines (0.3%)
Delta Air Lines, Inc.	173	10,401
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	4,391	26,096
Southwest Airlines Co.	1,221	37,924
United Airlines Holdings, Inc.(NON)	109	10,225

		84,646
Automotive (2.1%)
BYD Co., Ltd. Class H (China)	1,500	71,881
Carvana Co.(NON)	36	8,392
General Motors Co.	954	46,870
Kia Corp. (South Korea)	540	34,532
Mahindra & Mahindra, Ltd. (India)	1,431	42,468
Subaru Corp. (Japan)	1,300	24,102
Tesla, Inc.(NON)	848	248,447
Toyota Motor Corp. (Japan)	200	3,628
United Rentals, Inc.	38	24,408
Volvo AB Class B (Sweden)	477	14,806

		519,534
Banking (6.8%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	15,652	72,448
AIB Group PLC (Ireland)	1,795	12,609
Al Rajhi Bank (Saudi Arabia)	2,938	78,195
Banco de Sabadell SA (Spain)	2,067	5,671
Banco do Brasil SA (Brazil)	9,700	44,994
Banco Santander SA (Spain)	6,958	44,664
Bank Central Asia Tbk PT (Indonesia)	101,200	51,571
Bank Hapoalim BM (Israel)	1,345	18,354
Bank Leumi Le-Israel BM (Israel)	1,204	15,966
Bank of America Corp.	2,293	105,707
Bank of China, Ltd. Class H (China)	175,000	99,431
Bank of New York Mellon Corp. (The)	1,054	93,753
Barclays PLC (United Kingdom)	2,494	9,845
BNP Paribas SA (France)	152	11,519
Citigroup, Inc.	3,054	244,167
Citizens Financial Group, Inc.	235	10,756
Commonwealth Bank of Australia (Australia)	27	2,646
Credit Agricole SA (France)	439	7,319
DBS Group Holdings, Ltd. (Singapore)	870	29,713
Erste Group Bank AG (Czech Republic)	349	23,442
First Horizon Corp.	476	10,253
Grupo Financiero Banorte SAB de CV Class O (Mexico)	4,901	34,536
Grupo Financiero Galicia SA ADR (Argentina)(NON)	204	11,673
HSBC Holdings PLC (United Kingdom)	3,739	44,343
ICICI Bank, Ltd. (India)	7,369	102,224
Intesa Sanpaolo SpA (Italy)	5,654	27,863
JPMorgan Chase & Co.	162	42,873
KeyCorp	595	10,305
Lloyds Banking Group PLC (United Kingdom)	42,008	38,991
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,100	26,772
Mizrahi Tefahot Bank, Ltd. (Israel)	161	7,553
National Bank of Greece SA (Greece)	3,035	28,180
NatWest Group PLC (United Kingdom)	4,784	28,991
Northern Trust Corp.	111	12,234
PNC Financial Services Group, Inc. (The)	265	50,859
Popular, Inc. (Puerto Rico)	100	10,043
Standard Chartered PLC (United Kingdom)	1,123	18,081
State Street Corp.	892	88,513
Truist Financial Corp.	234	10,846
UBS Group AG (Switzerland)	289	10,014
UniCredit SpA (Italy)	793	41,832
Webster Financial Corp.	181	10,194
Wells Fargo & Co.	182	14,254
Zions Bancorp NA	184	9,943

		1,674,140
Beverage (0.7%)
Boston Beer Co., Inc. (The) Class A(NON)	43	10,482
Carlsberg A/S Class B (Denmark)	29	3,632
Coca-Cola Co. (The)	1,505	107,171
Coca-Cola Consolidated, Inc.	8	11,337
Coca-Cola HBC AG (Italy)	390	16,527
Keurig Dr Pepper, Inc.	351	11,766
Monster Beverage Corp.(NON)	207	11,313
PepsiCo, Inc.	75	11,510

		183,738
Biotechnology (0.7%)
Alnylam Pharmaceuticals, Inc.(NON)	42	10,364
Amgen, Inc.	35	10,782
Exelixis, Inc.(NON)	832	32,190
Incyte Corp.(NON)	635	46,673
Neurocrine Biosciences, Inc.(NON)	92	10,922
Regeneron Pharmaceuticals, Inc.(NON)	90	62,887

		173,818
Building materials (0.3%)
Amber Enterprises India, Ltd. (India)(NON)	193	12,483
Owens Corning	60	9,242
Trane Technologies PLC	131	46,335
Vulcan Materials Co.	37	9,150

		77,210
Cable television (0.3%)
Charter Communications, Inc. Class A(NON)	59	21,451
Comcast Corp. Class A	1,172	42,051

		63,502
Chemicals (1.0%)
Air Liquide SA (France)	72	13,212
Axalta Coating Systems, Ltd.(NON)	274	9,922
CF Industries Holdings, Inc.	131	10,614
DuPont de Nemours, Inc.	410	33,526
Eastman Chemical Co.	162	15,852
Huntsman Corp.	618	10,463
International Flavors & Fragrances, Inc.	133	10,881
Linde PLC	24	11,209
LyondellBasell Industries NV Class A	140	10,756
Mosaic Co. (The)	403	9,640
Olin Corp.	392	9,953
PPG Industries, Inc.	152	17,209
Sherwin-Williams Co. (The)	109	39,487
Shin-Etsu Chemical Co., Ltd. (Japan)	1,100	33,165
Westlake Corp.	98	11,005

		246,894
Commercial and consumer services (2.2%)
Automatic Data Processing, Inc.	509	160,427
Block, Inc. Class A(NON)	134	8,750
Booking Holdings, Inc.	2	10,032
Ecolab, Inc.	38	10,222
Global Payments, Inc.	101	10,633
Mastercard, Inc. Class A	431	248,390
PayPal Holdings, Inc.(NON)	1,239	88,031

		536,485
Communications equipment (0.3%)
Arista Networks, Inc.(NON)	129	12,003
Motorola Solutions, Inc.	158	69,555

		81,558
Computers (5.5%)
AppFolio, Inc. Class A(NON)	49	10,511
Apple, Inc.	4,625	1,118,271
Cisco Systems, Inc.	165	10,578
Dropbox, Inc. Class A(NON)	353	9,171
Dynatrace, Inc.(NON)	174	9,962
Fortinet, Inc.(NON)	110	11,881
NetApp, Inc.	95	9,482
NICE, Ltd. (Israel)(NON)	23	3,190
RingCentral, Inc. Class A(NON)	312	8,876
Seagate Technology Holdings PLC	260	26,497
ServiceNow, Inc.(NON)	102	94,836
Snowflake, Inc. Class A(NON)	62	10,980
Teradata Corp.(NON)	457	10,895
Twilio, Inc. Class A(NON)	72	8,635
Zoom Video Communications, Inc. Class A(NON)	121	8,918

		1,352,683
Conglomerates (0.8%)
3M Co.	381	59,101
AMETEK, Inc.	61	11,547
General Electric Co.	151	31,254
Marubeni Corp. (Japan)	300	4,724
Mitsubishi Corp. (Japan)	1,700	28,401
Mitsui & Co., Ltd. (Japan)	1,900	35,604
Siemens AG (Germany)	78	17,895

		188,526
Construction (0.7%)
Cie de Saint-Gobain SA (France)	315	31,523
CRH PLC	389	39,880
Gamuda Bhd (Malaysia)	23,400	22,942
HeidelbergCement AG (Germany)	145	21,805
Holcim AG (Switzerland)	336	36,833
ROCKWOOL International A/S Class B (Denmark)	16	6,324
UltraTech Cement, Ltd. (India)	195	22,659

		181,966
Consumer (0.2%)
Clorox Co. (The)	71	11,104
Kimberly-Clark Corp.	81	11,503
LVMH Moet Hennessy Louis Vuitton SA (France)	6	4,335
Makita Corp. (Japan)	100	3,281
Pandora A/S (Denmark)	142	25,077

		55,300
Consumer finance (0.8%)
American Express Co.	35	10,534
Capital One Financial Corp.	360	72,198
SLM Corp.	322	9,721
Synchrony Financial	219	13,289
Visa, Inc. Class A	231	83,786

		189,528
Consumer goods (0.6%)
Colgate-Palmolive Co.	456	41,574
Procter & Gamble Co. (The)	377	65,538
Reckitt Benckiser Group PLC (United Kingdom)	192	12,708
Ulta Beauty, Inc.(NON)	28	10,258
Unilever PLC (United Kingdom)	350	19,831

		149,909
Consumer services (1.7%)
Airbnb, Inc. Class A(NON)	80	11,110
Auto Trader Group PLC (United Kingdom)	1,936	19,003
DoorDash, Inc. Class A(NON)	849	168,476
Etsy, Inc.(NON)	201	10,289
JD.com, Inc. ADR (China)	866	36,285
Lyft, Inc. Class A(NON)	810	10,805
MakeMyTrip, Ltd. (India)(NON)	188	18,097
Maplebear, Inc.(NON)	564	23,175
Meituan Class B (China)(NON)	1,000	20,879
MercadoLibre, Inc. (Brazil)(NON)	13	27,584
Sea, Ltd. ADR (Singapore)(NON)	175	22,272
Uber Technologies, Inc.(NON)	293	22,271
Zomato, Ltd. (India)(NON)	8,856	22,619

		412,865
Containers (0.1%)
Ball Corp.	228	12,013
Crown Holdings, Inc.	121	10,845

		22,858
Distribution (0.1%)
Bunzl PLC (United Kingdom)	114	4,850
Copart, Inc.(NON)	487	26,688

		31,538
Electric utilities (1.6%)
American Electric Power Co., Inc.	104	11,029
Constellation Energy Corp.	31	7,767
Dominion Energy, Inc.	180	10,192
Duke Energy Corp.	89	10,457
E.ON SE (Germany)	1,224	15,612
Edison International	1,631	88,792
ENGIE SA (France)	1,881	33,650
Eversource Energy	179	11,279
Exelon Corp.	819	36,200
Iberdrola SA (Spain)	2,320	33,500
NextEra Energy, Inc.	543	38,102
NTPC, Ltd. (India)	10,308	36,897
PG&E Corp.	1,349	22,043
PPL Corp.	791	27,851
RWE AG (Germany)	158	4,969

		388,340
Electrical equipment (0.4%)
ABB, Ltd. (Switzerland)	693	37,355
Eaton Corp. PLC	33	9,680
Honeywell International, Inc.	162	34,488
KEI Industries, Ltd. (India)	365	12,880

		94,403
Electronics (7.0%)
Amphenol Corp. Class A	160	10,656
Analog Devices, Inc.	82	18,865
Broadcom, Inc.	1,234	246,097
Cirrus Logic, Inc.(NON)	110	11,463
Garmin, Ltd.	49	11,218
Hoya Corp. (Japan)	300	35,223
Keysight Technologies, Inc.(NON)	61	9,731
Marvell Technology, Inc.	243	22,312
MediaTek, Inc. (Taiwan)	1,000	44,729
Monolithic Power Systems, Inc.	8	4,888
NVIDIA Corp.	7,858	981,621
Qualcomm, Inc.	1,267	199,134
Samsung Electronics Co., Ltd. (South Korea)	1,326	49,619
SCREEN Holdings Co., Ltd. (Japan)	200	14,473
SK Hynix, Inc. (South Korea)	197	26,144
Thales SA (France)	30	6,041
Trimble Inc.(NON)	143	10,293

		1,702,507
Energy (oil field) (0.4%)
Baker Hughes Co.	253	11,281
Halliburton Co.	414	10,917
Schlumberger, Ltd.	260	10,832
TechnipFMC PLC (United Kingdom)	2,090	61,530

		94,560
Engineering and construction (0.1%)
Vinci SA (France)	242	27,842

		27,842
Entertainment (0.1%)
Live Nation Entertainment, Inc.(NON)	170	24,371
Sony Group Corp. (Japan)	100	2,502

		26,873
Environmental (—%)
Pentair PLC	109	10,268

		10,268
Financial (1.0%)
3i Group PLC (United Kingdom)	691	34,585
AerCap Holdings NV (Ireland)	100	10,310
Ally Financial, Inc.	289	10,722
Apollo Global Management, Inc.	252	37,616
Bajaj Finance, Ltd. (India)	233	22,839
CME Group, Inc.	198	50,246
Deutsche Boerse AG (Germany)	22	5,738
Eurazeo SE (France)	34	2,693
Euronext NV (France)	124	15,666
Intercontinental Exchange, Inc.	61	10,567
MGIC Investment Corp.	432	10,632
Nasdaq, Inc.	401	33,195

		244,809
Food (0.6%)
Ingredion, Inc.	80	10,449
Marks & Spencer Group PLC (United Kingdom)	314	1,409
Mondelez International, Inc. Class A	160	10,277
Nestle SA (Switzerland)	123	11,874
Nissin Food Products Co., Ltd. (Japan)	300	6,065
Shoprite Holdings, Ltd. (South Africa)	2,635	38,346
Sumber Alfaria Trijaya Tbk PT (Indonesia)	79,300	10,522
Tesco PLC (United Kingdom)	3,777	18,111
Tyson Foods, Inc. Class A	192	11,777
WH Group, Ltd. (Hong Kong)	26,000	21,244

		140,074
Forest products and packaging (0.3%)
Louisiana-Pacific Corp.	307	30,599
Packaging Corp. of America	53	11,294
Sealed Air Corp.	327	11,177
Weyerhaeuser Co.(R)	353	10,625

		63,695
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	652	29,309
DraftKings, Inc. Class A(NON)	583	25,570
La Francaise des Jeux SAEM (France)	165	6,304
Light & Wonder, Inc.(NON)	114	12,709

		73,892
Health care services (1.4%)
Apollo Hospitals Enterprise, Ltd. (India)	419	29,077
bioMerieux (France)	53	6,338
Cigna Group (The)	340	105,009
Fresenius SE & Co. KGaA (Germany)(NON)	325	12,994
HCA Healthcare, Inc.	33	10,108
Humana, Inc.	43	11,628
McKesson Corp.	87	55,703
Medpace Holdings, Inc.(NON)	30	9,820
Omega Healthcare Investors, Inc.	307	11,310
Tenet Healthcare Corp.(NON)	87	11,013
UnitedHealth Group, Inc.	142	67,444
Universal Health Services, Inc. Class B	57	9,989

		340,433
Homebuilding (0.3%)
Lennar Corp. Class A	84	10,049
PulteGroup, Inc.	558	57,630
Taylor Wimpey PLC (United Kingdom)	933	1,339
Toll Brothers, Inc.	89	9,936

		78,954
Household furniture and appliances (—%)
Hoshizaki Corp. (Japan)	100	4,037
Rational AG (Germany)	4	3,610

		7,647
Industrial (0.2%)
Johnson Controls International PLC	529	45,314

		45,314
Insurance (2.8%)
AIA Group, Ltd. (Hong Kong)	2,600	19,964
Allianz SE (Germany)	60	20,548
Allstate Corp. (The)	391	77,868
American International Group, Inc.	553	45,866
AXA SA (France)	73	2,854
Axis Capital Holdings, Ltd.	118	11,432
Berkshire Hathaway, Inc. Class B(NON)	69	35,454
Chubb, Ltd.	42	11,990
Corebridge Financial, Inc.	1,240	43,003
Equitable Holdings, Inc.	1,317	72,461
Everest Group, Ltd.	32	11,303
Globe Life, Inc.	113	14,400
Hanover Insurance Group, Inc. (The)	33	5,627
MetLife, Inc.	1,175	101,262
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	66	37,405
NN Group NV (Netherlands)	262	13,285
Old Republic International Corp.	303	11,669
Primerica, Inc.	37	10,730
Principal Financial Group, Inc.	123	10,952
Progressive Corp. (The)	135	38,070
Prudential Financial, Inc.	98	11,280
QBE Insurance Group, Ltd. (Australia)	381	5,115
Reinsurance Group of America, Inc.	51	10,337
Talanx AG (Germany)	80	7,281
Travelers Cos., Inc. (The)	44	11,374
Unipol Assicurazioni SpA (Italy)	128	1,912
Unum Group	335	27,567
Zurich Insurance Group AG (Switzerland)	27	17,839

		688,848
Investment banking/Brokerage (1.7%)
Affiliated Managers Group, Inc.	62	10,593
Ameriprise Financial, Inc.	18	9,671
Charles Schwab Corp. (The)	545	43,344
Exor NV (Netherlands)	131	12,763
Goldman Sachs Group, Inc. (The)	290	180,464
HDFC Asset Management Co., Ltd. (India)	864	35,983
Investor AB Class B (Sweden)	1,204	35,849
Meritz Financial Group, Inc. (South Korea)	515	42,695
Morgan Stanley	83	11,048
Robinhood Markets, Inc. Class A(NON)	146	7,315
Stifel Financial Corp.	96	10,194
Virtu Financial, Inc. Class A	320	11,699

		411,618
Lodging/Tourism (0.5%)
Hilton Worldwide Holdings, Inc.	226	59,881
Indian Hotels Co., Ltd. (India)	5,257	43,241
InterContinental Hotels Group PLC (United Kingdom)	70	8,770

		111,892
Machinery (0.9%)
Caterpillar, Inc.	30	10,319
Cummins, Inc.	29	10,677
Donaldson Co., Inc.	162	11,193
GE Vernova, Inc.	32	10,726
Ingersoll Rand, Inc.	370	31,369
Komatsu, Ltd. (Japan)	100	2,999
Lincoln Electric Holdings, Inc.	25	5,167
Mitsubishi Electric Corp. (Japan)	2,100	32,597
Otis Worldwide Corp.	236	23,548
Schindler Holding AG (Switzerland)	29	8,903
Vertiv Holdings Co. Class A	668	63,574

		211,072
Manufacturing (0.3%)
Elite Material Co., Ltd. (Taiwan)	1,000	18,964
Flowserve Corp.	176	9,687
GEA Group AG (Germany)	229	13,284
Graco, Inc.	132	11,493
Parker Hannifin Corp.	15	10,028
Smiths Group PLC (United Kingdom)	318	8,095
Textron, Inc.	148	11,060

		82,611
Media (1.1%)
Informa PLC (United Kingdom)	785	8,539
Netflix, Inc.(NON)	278	272,596

		281,135
Medical technology (1.6%)
Abbott Laboratories	83	11,455
Agilent Technologies, Inc.	75	9,594
Boston Scientific Corp.(NON)	495	51,376
CSL, Ltd. (Australia)	32	5,216
Danaher Corp.	50	10,388
Edwards Lifesciences Corp.(NON)	159	11,388
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	123	2,352
FUJIFILM Holdings Corp. (Japan)	600	12,211
Hologic, Inc.(NON)	88	5,578
IDEXX Laboratories, Inc.(NON)	51	22,293
Insulet Corp.(NON)	38	10,346
Intuitive Surgical, Inc.(NON)	108	61,900
Medtronic PLC	832	76,561
Natera, Inc.(NON)	77	11,980
Olympus Corp. (Japan)	200	2,744
QIAGEN NV (Netherlands)	281	10,790
Sonic Healthcare, Ltd. (Australia)	387	6,629
Sonova Holding AG (Switzerland)	15	4,828
Thermo Fisher Scientific, Inc.	130	68,765

		396,394
Metals (0.8%)
BHP Group, Ltd. (ASE Exchange) (Australia)	1,389	33,658
BHP Group, Ltd. (London Exchange) (Australia)	88	2,163
Boliden AB (Sweden)	91	3,192
Fortescue, Ltd. (Australia)	2,125	21,806
Freeport-McMoRan, Inc.	1,113	41,081
Glencore PLC (United Kingdom)	2,833	11,386
Northern Star Resources, Inc. (Australia)	329	3,554
Nucor Corp.	82	11,273
Rio Tinto PLC (United Kingdom)	360	21,752
Zijin Mining Group Co., Ltd. Class H (China)	24,000	45,339

		195,204
Natural gas utilities (0.1%)
Eni SpA (Italy)	312	4,519
National Fuel Gas co.	153	11,506

		16,025
Oil and gas (2.4%)
Cheniere Energy, Inc.	414	94,624
ConocoPhillips	411	40,751
Coterra Energy, Inc.	347	9,366
DCC PLC (Ireland)	144	9,765
Eneos Holdings, Inc. (Japan)	4,000	21,459
Equinor ASA (Norway)	1,281	29,750
Exxon Mobil Corp.	872	97,080
HF Sinclair Corp.	281	9,911
INPEX Corp. (Japan)	300	3,802
Marathon Petroleum Corp.	389	58,420
Norsk Hydro ASA (Norway)	837	4,944
PetroChina Co., Ltd. Class H (China)	80,000	59,847
Phillips 66	85	11,024
Repsol SA (Spain)	433	5,515
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	953	31,983
Shell PLC (London Exchange) (United Kingdom)	260	8,688
TotalEnergies SE (France)	497	29,966
Valero Energy Corp.	267	34,905
Weatherford International PLC	151	9,348
Williams Cos., Inc. (The)	192	11,171

		582,319
Pharmaceuticals (4.6%)
AbbVie, Inc.	751	156,982
AstraZeneca PLC (United Kingdom)	50	7,565
AstraZeneca PLC ADR (United Kingdom)	461	35,133
Becton, Dickinson and Co.	46	10,374
Bristol-Myers Squibb Co.	898	53,539
Chugai Pharmaceutical Co., Ltd. (Japan)	300	15,070
Daiichi Sankyo Co., Ltd. (Japan)	1,200	27,625
Dexcom, Inc.(NON)	136	12,018
Eli Lilly and Co.	361	332,347
GSK PLC (United Kingdom)	547	10,093
Ipsen SA (France)	63	7,307
Johnson & Johnson	308	50,826
Lonza Group AG (Switzerland)	53	33,652
Merck & Co., Inc.	1,490	137,453
Merck KGaA (Germany)	9	1,278
Novartis AG (Switzerland)	570	62,027
Novo Nordisk A/S Class B (Denmark)	850	77,109
Otsuka Holdings Company, Ltd. (Japan)	300	14,706
Roche Holding AG (Switzerland)	58	19,316
Sanofi SA (France)	374	40,862
Sun Pharmaceutical Industries, Ltd. (India)	1,424	25,971

		1,131,253
Power producers (0.5%)
NRG Energy, Inc.	522	55,181
Vistra Corp.	470	62,820

		118,001
Publishing (0.2%)
New York Times Co. (The) Class A	213	10,243
S&P Global, Inc.	38	20,282
TOPPAN Holdings, Inc. (Japan)	900	26,650

		57,175
Railroads (0.5%)
Canadian Pacific Kansas City, Ltd. (Canada)	418	32,571
CSX Corp.	415	13,284
Union Pacific Corp.	325	80,174

		126,029
Real estate (1.7%)
AvalonBay Communities, Inc.(R)	47	10,630
Brixmor Property Group, Inc.(R)	567	15,853
CBRE Group, Inc. Class A(NON)	311	44,143
CoStar Group, Inc.(NON)	113	8,616
Covivio (France)(R)	27	1,471
Emaar Properties PJSC (United Arab Emirates)(NON)	8,840	32,654
Equity Lifestyle Properties, Inc.(R)	158	10,836
Equity Residential(R)	160	11,867
Essex Property Trust, Inc.(R)	32	9,970
First Industrial Realty Trust, Inc.(R)	206	11,758
Gaming and Leisure Properties, Inc.(R)	275	13,791
Invitation Homes, Inc.(R)	323	10,985
Jones Lang LaSalle, Inc.(NON)	39	10,604
Mid-America Apartment Communities, Inc.(R)	67	11,264
Millrose Properties, Inc.(NON)R	476	10,881
Phoenix Mills, Ltd. (The) (India)	1,637	29,069
Public Storage(R)	33	10,019
Sekisui Chemical Co., Ltd. (Japan)	300	5,119
Sekisui House, Ltd. (Japan)	500	11,305
Simon Property Group, Inc.(R)	570	106,071
VICI Properties, Inc.(R)	345	11,209
Vornado Realty Trust(R)	548	23,038

		411,153
Regional Bells (0.1%)
AT&T, Inc.	507	13,897

		13,897
Restaurants (0.4%)
Chipotle Mexican Grill, Inc.(NON)	860	46,414
Starbucks Corp.	354	40,997

		87,411
Retail (5.9%)
adidas AG (Germany)	34	8,691
Amazon.com, Inc.(NON)	3,432	728,532
Associated British Foods PLC (United Kingdom)	956	22,870
BellRing Brands, Inc.(NON)	137	10,039
BJ's Wholesale Club Holdings, Inc.(NON)	180	18,227
Costco Wholesale Corp.	23	24,118
Fast Retailing Co., Ltd. (Japan)	100	30,521
Gap, Inc. (The)	492	11,124
Home Depot, Inc. (The)	95	37,677
Industria de Diseno Textil SA (Spain)	604	32,457
Koninklijke Ahold Delhaize NV (Netherlands)	799	28,156
Next PLC (United Kingdom)	83	10,525
Ross Stores, Inc.	76	10,664
Target Corp.	246	30,563
TJX Cos., Inc. (The)	1,268	158,196
Walmart, Inc.	2,674	263,683
Williams-Sonoma, Inc.	53	10,313

		1,436,356
Semiconductor (1.7%)
Applied Materials, Inc.	62	9,800
ASML Holding NV (Netherlands)	99	70,416
Astera Labs, Inc.(NON)	80	5,948
KLA Corp.	15	10,633
Lam Research Corp.	141	10,820
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	10,000	305,010

		412,627
Shipping (0.6%)
A.P. Moeller-Maersck A/S Class B (Denmark)	9	15,834
FedEx Corp.	203	53,369
HD Hyundai Heavy Industries Co., Ltd. (South Korea)(NON)	54	10,921
International Container Terminal Services, Inc. (Philippines)	6,540	39,448
Kirby Corp.(NON)	100	10,422
SITC International Holdings Co., Ltd. (Hong Kong)	1,000	2,407
United Parcel Service, Inc. Class B	91	10,832
Westinghouse Air Brake Technologies Corp.	52	9,639

		152,872
Software (6.6%)
Adobe, Inc.(NON)	382	167,530
AppLovin Corp. Class A(NON)	61	19,870
Atlassian Corp. Class A(NON)	64	18,193
Autodesk, Inc.(NON)	40	10,968
Cadence Design Systems, Inc.(NON)	216	54,108
Duolingo, Inc.(NON)	32	9,986
Guidewire Software, Inc.(NON)	47	9,462
HubSpot, Inc.(NON)	21	15,204
Intuit, Inc.	16	9,821
Kingdee International Software Group Co., Ltd. (China)(NON)	4,000	6,573
Manhattan Associates, Inc.(NON)	84	14,858
Microsoft Corp.	2,343	930,148
Nexon Co., Ltd. (Japan)	100	1,354
Oracle Corp.	556	92,329
Oracle Corp. Japan (Japan)	100	9,533
Pegasystems, Inc.	267	20,962
ROBLOX Corp. Class A(NON)	198	12,601
SAP SE (Germany)	116	32,190
Shopify, Inc. Class A (Canada)(NON)	229	25,648
Tata Consultancy Services, Ltd. (India)	1,463	58,492
Veeva Systems, Inc. Class A(NON)	360	80,690
Workday, Inc. Class A(NON)	38	10,007

		1,610,527
Staffing (0.2%)
Benefit Systems SA (Poland)	22	15,772
Recruit Holdings Co., Ltd. (Japan)	600	35,766

		51,538
Technology services (7.3%)
Accenture PLC Class A	224	78,064
Alibaba Group Holding, Ltd. (China)	3,700	61,178
Alibaba Group Holding, Ltd. ADR (China)	103	13,649
Alphabet, Inc. Class A	2,008	341,922
Alphabet, Inc. Class C	900	154,998
DocuSign, Inc.(NON)	113	9,398
Fiserv, Inc.(NON)	48	11,313
GoDaddy, Inc. Class A(NON)	52	9,334
Leidos Holdings, Inc.	273	35,482
LY Corp. (Japan)	6,100	20,591
Meta Platforms, Inc. Class A	856	571,979
NAVER Corp. (South Korea)	212	30,120
Prosus NV (China)	648	28,535
Salesforce, Inc.	262	78,037
Scout24 SE (Germany)	47	4,597
Spotify Technology SA (Sweden)(NON)	95	57,761
Tencent Holdings, Ltd. (China)	4,100	252,341
VeriSign, Inc.(NON)	45	10,705
Western Union Co. (The)	1,093	11,837
Zebra Technologies Corp. Class A(NON)	32	10,082

		1,791,923
Telecommunications (1.6%)
American Tower Corp.(R)	243	49,966
Bharti Airtel, Ltd. (India)	2,759	49,732
Crown Castle, Inc.(R)	119	11,198
Etihad Etisalat Co. (Saudi Arabia)	2,443	40,388
Far EasTone Telecommunications Co., Ltd. (Taiwan)	2,000	5,453
Juniper Networks, Inc.	318	11,512
Koninklijke KPN NV (Netherlands)	3,704	14,140
T-Mobile US, Inc.	188	50,702
Telstra Group, Ltd. (Australia)	5,206	13,445
TIM SA/Brazil (Brazil)	17,200	47,239
Ubiquiti, Inc.	30	10,251
Xiaomi Corp. Class B (China)(NON)	13,000	87,029

		391,055
Telephone (0.5%)
Deutsche Telekom AG (Germany)	825	29,772
KDDI Corp. (Japan)	1,000	32,612
Verizon Communications, Inc.	1,149	49,522

		111,906
Textiles (0.3%)
Deckers Outdoor Corp.(NON)	37	5,156
Hermes International (France)	11	31,399
PRADA SpA (Italy)	5,500	46,958

		83,513
Tobacco (1.1%)
Imperial Brands PLC (United Kingdom)	906	31,881
Philip Morris International, Inc.	1,597	247,982

		279,863
Toys (0.2%)
Bandai Namco Holdings, Inc. (Japan)	100	3,338
Hasbro, Inc.	185	12,045
JUMBO SA (Greece)	593	16,398
Nintendo Co., Ltd. (Japan)	200	14,931

		46,712
Transportation services (0.2%)
Aena SME SA (Spain)	59	13,062
DHL Group (Germany)	353	13,802
Expeditors International of Washington, Inc.	93	10,914

		37,778
Trucks and parts (0.1%)
AISIN Corp. (Japan)	1,400	16,591
Allison Transmission Holdings, Inc.	110	11,193

		27,784
Waste Management (0.2%)
Republic Services, Inc.	50	11,851
Waste Connections, Inc.	108	20,494
Waste Management, Inc.	45	10,475

		42,820
Water Utilities (0.1%)
Cia de Saneamento Basico do Estado de Sao Paulo - SABESP (Brazil)	900	14,519

		14,519

Total common stocks (cost $15,789,226)		$21,445,032

INVESTMENT COMPANIES (2.1%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	2,559	$136,753
iShares MSCI Taiwan ETF (Taiwan)	1,038	52,741
iShares Russell 1000 Value ETF	55	10,690
SPDR S&P 500 ETF Trust	377	224,006
SPDR S&P MidCap 400 ETF Trust	54	30,553
Xtrackers Harvest CSI 300 China A-Shares ETF	2,576	68,444

Total investment companies (cost $530,792)		$523,187

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$665.00	$291,148	$490	$448

Total purchased options outstanding (cost $2,029)				$448

SHORT-TERM INVESTMENTS (9.8%)(a)
	Shares	Value
Putnam Government Money Market Fund Class G 4.50%(AFF)	947,163	947,163
Putnam Short Term Investment Fund Class P 4.50%(AFF)	1,164,235	$1,164,235
U.S. Treasury Bills 4.302%, 4/22/25(SEG)	300,000	298,239

Total short-term investments (cost $2,409,579)		$2,409,637
TOTAL INVESTMENTS

Total investments (cost $18,731,626)		$24,378,304

	FORWARD CURRENCY CONTRACTS at 2/28/25 (aggregate face value $2,118,707) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	HSBC Bank PLC
		Australian Dollar	Buy	4/16/25	$34,635	$35,107	$(472)
		Chinese Yuan (Offshore)	Sell	5/21/25	81,731	82,408	677
		Danish Krone	Sell	3/19/25	1,225	1,243	18
		Hong Kong Dollar	Buy	5/21/25	8,112	8,136	(24)
		Israeli Shekel	Sell	4/16/25	6,351	6,344	(7)
		Mexican Peso	Sell	4/16/25	1,755	1,745	(10)
		New Zealand Dollar	Sell	4/16/25	168	171	3
		Norwegian Krone	Sell	3/19/25	2,912	2,919	7
		South African Rand	Buy	4/16/25	34,629	34,568	61
		Swedish Krona	Buy	3/19/25	9,919	10,014	(95)
		Swiss Franc	Buy	3/19/25	111	111	—
	Bank of America N.A.
		Australian Dollar	Sell	4/16/25	2,358	2,572	214
		British Pound	Sell	3/19/25	23,522	22,405	(1,117)
		Danish Krone	Sell	3/19/25	6,432	6,589	157
		Euro	Buy	3/19/25	217,278	218,798	(1,520)
		Swedish Krona	Buy	3/19/25	3,105	3,092	13
		Swiss Franc	Sell	3/19/25	2,552	2,549	(3)
	Barclays Bank PLC
		British Pound	Buy	3/19/25	7,296	7,387	(91)
		Danish Krone	Sell	3/19/25	9,884	9,940	56
		Euro	Buy	3/19/25	519	516	3
		Israeli Shekel	Sell	4/16/25	5,880	5,849	(31)
		New Zealand Dollar	Sell	4/16/25	1,120	1,114	(6)
		Norwegian Krone	Sell	3/19/25	2,672	2,697	25
		Swedish Krona	Sell	3/19/25	1,124	1,044	(80)
	Citibank, N.A.
		Australian Dollar	Buy	4/16/25	16,324	16,198	126
		Chinese Yuan (Offshore)	Buy	5/21/25	19,469	19,509	(40)
		Danish Krone	Sell	3/19/25	22,831	22,939	108
		Euro	Sell	3/19/25	726	641	(85)
		Hong Kong Dollar	Buy	5/21/25	7,056	7,045	11
		Japanese Yen	Buy	5/21/25	18,190	17,952	238
	Goldman Sachs International
		Brazilian Real	Buy	4/2/25	23,397	22,131	1,266
		Hong Kong Dollar	Sell	5/21/25	13,739	13,731	(8)
		Indian Rupee	Sell	5/21/25	109,074	108,719	(355)
		Mexican Peso	Buy	4/16/25	19,066	18,860	206
		Polish Zloty	Buy	3/19/25	766	765	1
		South Korean Won	Buy	5/21/25	31,098	31,413	(315)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/16/25	34,635	34,365	270
		Australian Dollar	Sell	4/16/25	34,635	35,106	471
		Danish Krone	Buy	3/19/25	1,225	1,243	(18)
		Danish Krone	Sell	3/19/25	1,225	1,255	30
		Israeli Shekel	Buy	4/16/25	6,351	6,344	7
		Israeli Shekel	Sell	4/16/25	6,351	6,326	(25)
		Mexican Peso	Buy	4/16/25	1,755	1,745	10
		Mexican Peso	Sell	4/16/25	1,755	1,718	(37)
		New Zealand Dollar	Buy	4/16/25	168	171	(3)
		New Zealand Dollar	Sell	4/16/25	168	167	(1)
		Norwegian Krone	Buy	3/19/25	2,912	2,919	(7)
		Norwegian Krone	Sell	3/19/25	2,912	2,878	(34)
		South African Rand	Buy	4/16/25	34,629	34,591	38
		South African Rand	Sell	4/16/25	34,629	34,568	(61)
		Swedish Krona	Buy	3/19/25	4,815	4,750	65
		Swedish Krona	Sell	3/19/25	4,815	4,660	(155)
		Swiss Franc	Buy	3/19/25	111	115	(4)
		Swiss Franc	Sell	3/19/25	111	111	—
	JPMorgan Chase Bank N.A.
		British Pound	Buy	3/19/25	47,673	47,664	9
		Chinese Yuan (Offshore)	Buy	5/21/25	12,612	12,638	(26)
		Euro	Sell	3/19/25	63,533	63,092	(441)
		Japanese Yen	Buy	5/21/25	46,092	45,467	625
		Norwegian Krone	Sell	3/19/25	13,540	13,837	297
		South Korean Won	Sell	5/21/25	13,239	13,372	133
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/16/25	19,180	19,421	(241)
		Danish Krone	Buy	3/19/25	17,527	17,653	(126)
		Euro	Sell	3/19/25	16,610	16,355	(255)
		Hong Kong Dollar	Buy	5/21/25	15,361	15,381	(20)
		Japanese Yen	Buy	5/21/25	36,397	35,775	622
		Norwegian Krone	Sell	3/19/25	2,957	3,016	59
		Polish Zloty	Sell	3/19/25	741	725	(16)
		South African Rand	Sell	4/16/25	2,130	2,123	(7)
		Swedish Krona	Buy	3/19/25	17,319	17,099	220
		Swiss Franc	Buy	3/19/25	30,841	31,870	(1,029)
	NatWest Markets PLC
		Danish Krone	Buy	3/19/25	22,831	22,940	(109)
		Danish Krone	Sell	3/19/25	22,831	23,173	342
		Euro	Buy	3/19/25	3,218	3,220	(2)
		Euro	Sell	3/19/25	3,218	3,232	14
		Swedish Krona	Buy	3/19/25	22,199	21,863	336
		Swedish Krona	Sell	3/19/25	22,199	21,714	(485)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/16/25	11,917	11,824	93
		British Pound	Buy	3/19/25	33,836	33,958	(122)
		Euro	Buy	3/19/25	91,250	92,735	(1,485)
		Euro	Sell	3/19/25	91,250	92,470	1,220
		Hong Kong Dollar	Buy	5/21/25	36,311	36,301	10
		Japanese Yen	Buy	5/21/25	4,841	4,734	107
		Mexican Peso	Sell	4/16/25	788	771	(17)
		New Taiwan Dollar	Buy	5/21/25	64,250	63,966	284
		Singapore Dollar	Buy	5/21/25	13,963	13,986	(23)
		Swedish Krona	Buy	3/19/25	22,943	22,852	91
		Swiss Franc	Buy	3/19/25	34,612	34,753	(141)
	Toronto-Dominion Bank
		Canadian Dollar	Sell	4/16/25	4,917	4,943	26
		Swedish Krona	Buy	3/19/25	22,199	21,716	483
		Swiss Franc	Buy	3/19/25	61,793	63,830	(2,037)
	UBS AG
		Australian Dollar	Buy	4/16/25	25,511	25,231	280
		Canadian Dollar	Sell	4/16/25	11,635	11,691	56
		Euro	Buy	3/19/25	19,309	19,582	(273)
		Israeli Shekel	Sell	4/16/25	2,884	2,838	(46)
		Japanese Yen	Buy	5/21/25	113,961	112,449	1,512
		Norwegian Krone	Sell	3/19/25	4,918	5,037	119
		Polish Zloty	Sell	3/19/25	1,433	1,419	(14)
		South African Rand	Buy	4/16/25	5,166	5,033	133
		Swiss Franc	Sell	3/19/25	10,428	9,856	(572)
		Thai Baht	Buy	5/21/25	24,690	25,146	(456)
	WestPac Banking Corp.
		Australian Dollar	Buy	4/16/25	1,179	1,170	9
		Euro	Buy	3/19/25	28,444	28,533	(89)

	Unrealized appreciation						11,161

	Unrealized (depreciation)						(12,636)

	Total						$(1,475)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 2/28/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	9	$1,090,198	$1,093,320	Mar-25	$43,773
MSCI Emerging Markets Index (Short)	26	1,426,430	1,425,450	Mar-25	10,989
Russell 2000 Index E-Mini (Long)	11	1,189,688	1,190,915	Mar-25	(115,249)
S&P 500 Index E-Mini (Long)	5	1,488,625	1,490,813	Mar-25	(37,654)

Unrealized appreciation					54,762

Unrealized (depreciation)					(152,903)

Total					$(98,141)

WRITTEN OPTIONS OUTSTANDING at 2/28/25 (premiums $1,367) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$675.00	$291,148	$490	$239

Total				$239

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Dynamic Asset Allocation Equity Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $24,469,253.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
	Short-term investments
	Putnam Government Money Market Fund Class G†	827,446	7,883,974	7,764,257	59,771	947,163
	Putnam Short Term Investment Fund Class P‡	835,656	2,256,947	1,928,368	36,588	1,164,235

	Total Short-term investments	$1,663,102	$10,140,921	$9,692,625	$96,359	$2,111,398
	† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $280,252.
(R)	Real Estate Investment Trust.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.9%
	China	3.2
	India	2.3
	Japan	2.3
	United Kingdom	2.2
	Taiwan	1.8
	France	1.3
	Germany	1.0
	Switzerland	1.0
	South Korea	0.8
	Australia	0.6
	Netherlands	0.6
	Italy	0.6
	Spain	0.6
	Brazil	0.6
	Denmark	0.5
	Saudi Arabia	0.5
	Sweden	0.5
	Other	2.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,781 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $280,252 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$406,538	$331,313	$—
Capital goods	746,114	201,916	—
Communication services	348,177	232,183	—
Conglomerates	101,902	86,624	—
Consumer cyclicals	2,750,384	611,724	—
Consumer staples	1,114,504	284,745	—
Energy	471,160	205,719	—
Financials	2,419,675	1,200,421	—
Health care	1,616,928	424,970	—
Technology	5,891,476	1,060,349	—
Transportation	321,610	79,715	—
Utilities and power	412,707	124,178	—

Total common stocks	16,601,175	4,843,857	—
Investment companies	523,187	—	—
Purchased options outstanding	—	448	—
Short-term investments	—	2,409,637	—

Totals by level	$17,124,362	$7,253,942	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,475)	$—
Futures contracts	(98,141)	—	—
Written options outstanding	—	(239)	—

Totals by level	$(98,141)	$(1,714)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com